Other current and non-current financial liabilities - Schedule of Breakdown for Other Non-Current Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	€ 146,338		€ 136,466
Other	110		90
Other non-current financial liabilities	146,448		136,556
Written put options on non-controlling interests	0		22,102
Other current financial liabilities	0		22,102
Total	146,448		158,658
Thom Browne
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	127,072		116,456
Written put options on non-controlling interests	0	€ 22,752	22,102
Dondi
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	€ 19,266		€ 20,010